CASH AND CASH EQUIVALENTS: (Details) ₪ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)
CASH AND CASH EQUIVALENTS:
Cash		₪ 775	$ 9,349		₪ 202	$ 1,315
Cash equivalents			7,451			6,000
Total	$ 6,768		$ 17,575	$ 23,241		$ 7,517